ACQUISITION - Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Apr. 01, 2026	Jun. 30, 2026	Dec. 31, 2025
Liabilities assumed:
Goodwill		$ 1,398	$ 783
Just Group plc
Business Combination [Line Items]
Cash consideration transferred	$ 2,757
Fair value of the Company’s interest in Just previously held	298
Share-based compensation settlement	8
Effective settlement of a pre-existing relationship	(1,277)
Total	1,786
Assets acquired:
Investments	41,513
Cash and cash equivalents	2,715
Accrued investment income	440
Premiums due and other receivables	87
Deferred tax asset	54
Property and equipment	50
Intangible assets	24
Other assets	131
Total assets acquired	45,014
Liabilities assumed:
Future policy benefits	36,750
Policyholders’ account balances	65
Non-recourse borrowings	1,271
Derivative liabilities	557
Payables under repurchase agreements	4,861
Other liabilities	339
Total liabilities assumed	43,843
Net assets acquired	1,171
Goodwill	$ 615	$ 615
Useful lives of intangible assets	3 years